Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity

NOTE 7 – SHAREHOLDERS’ EQUITY

Agreement with Chief Executive Officer

On January 6, 2017, the company extended an offer to Dennis G. Forchic to become CEO. Mr. Forchic accepted the offer and contracts were executed on March 27, 2017. As part of the Employment Agreement, the Company issued a total of 5,411,765 shares valued at $2,760,000. In addition, Mr. Forchic purchased an additional 784,314 shares valued at $400,000 for a consideration of $100,000. The fair value of the shares on the date of grant over consideration received was $300,000, which was recorded as stock compensation expense.

In addition, Mr. Forchic was granted an option to purchase 3,000,000 shares at $0.60 per share, with 33.3% of these shares vesting on the one year anniversary of the date of grant and the remainder vesting in equal installments at the end of each month over the next three years. The options were valued at $835,767 using a Black Scholes options pricing model and will be amortized as an expense over the vesting period. The amount amortized as stock based compensation during the three and nine months ended September 30, 2017 were $69,648 and $204,449, respectively. The fair value of the options of $835,767 was based on a probability effected Black-Scholes option pricing model with a stock price of $0.51, volatility of 198.3% and risk-free rates of 0.83% - 1.03%. As of September 30, 2017, there was $631,318 of unvested stock compensation that will be amortized over the next twenty seven months.

Other issuances

During 2017, the Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants will provide services including but not limited to business development, sales promotion, introduction to new business opportunities, strategic analysis, accounting, and, sales and marketing activities. In accordance with these agreements, the Company agreed to issue an aggregate of 1,467,000 shares to the Consultants for the services rendered. The Company accounted for the aggregate fair value of the shares of common stock issued to Consultants in accordance with current accounting guidelines, and determined the aggregate fair value of these shares to be $2,096,597 based on the trading prices per share of the Company’s stock at every issuance date. As there were no performance commitment and shares issued were nonrefundable, the Company recognized the full amount of the fair value of the common stock issued as stock compensation expense on its statement of Operations for the period ended September 30, 2017.

In November 2015, the Company entered into a four year employment agreement with one of its employees in which the employee was granted 500,000 shares of the Company’s common stock. The shares vest equally in six month periods over the four years. The fair value of the shares on the date of grant was $400,000, which is being amortized ratably over the four year service period. The amount amortized as stock based compensation in each of the nine month periods ended September 30, 2017 and 2016 was $75,000 based on 62,500 shares vested and issued.

Common shares issued for cash

During the nine months ended September 30, 2017, the Company issued 511,957 common shares for a total of $455,000 in a Private Placement Offerings per Reg. D.

NOTE 8 – SHAREHOLDERS’ EQUITY

During the year ended December 31, 2015, prior to the reverse merger, the Company sold 1,612,032 shares of its common stock. The proceeds from the sale were $806,000. As part of the merger with STI (see Note 1), the Company issued 3,364,998 shares of its common stock. Also, during the year ended December 31, 2015, the Company issued 25,000 shares of its common stock for repayment of an accounts payable invoice totaling $10,000.

In November 2015, the Company entered into a four year employment agreement with one of its employees in which the employee was granted 500,000 shares of the Company’s common stock. The shares vest equally in six month periods over the four years. The fair value of the shares on the date of grant was $400,000, which is being amortized ratably over the four year service period. A total of 125,000 shares were issued under the agreement during the year ended December 31, 2016. In addition, 20,000 shares were granted to two employees for their services in 2016. The amount amortized as stock based compensation in 2016 and 2015 was $111,000 and $15,217, respectively.

At December 31, 2016, there were 29,721,998 shares of common stock issued and outstanding.